Leases - (Balance Sheet Information, Leases) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Operating Leases
Operating Lease, Right-of-Use Asset	$ 300.1	$ 344.3	$ 116.8
Operating Leases, Liabilities, current		44.4	37.7
Operating Leases, Liabilities, non-current		329.7	96.4
Operating Lease, Liability		$ 374.1	$ 134.1
Operating leases, Weighted Average Remaining Lease Term		9 years 4 months 24 days	4 years 3 months 18 days
Operating leases, Weighted Average Discount Rate		5.37%	3.65%
LIONS GATE ENTERTAINMENT CORP [Member]
Operating Leases
Operating Lease, Right-of-Use Asset	$ 338.6	$ 388.8	$ 169.0
Operating Leases, Liabilities, current		53.4	47.4
Operating Leases, Liabilities, non-current		385.1	159.2
Operating Lease, Liability		$ 438.5	$ 206.6
Operating leases, Weighted Average Remaining Lease Term		9 years	5 years 7 months 6 days
Operating leases, Weighted Average Discount Rate		5.24%	3.81%